PROPERTY AND EQUIPMENT (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property And Equipment Details
Furniture	$ 35,956	$ 31,539	$ 31,539
Equipment	1,593,444	26,022	26,022
Leasehold improvements	3,342,372	10,400	10,400
Subtotal	4,971,772	67,961	67,961
Less accumulated depreciation	(128,955)	(46,592)	(34,311)
Total	$ 4,842,817	$ 21,369	$ 33,650